Summary of significant accounting policies	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Summary of significant accounting policies

3.Summary of significant accounting policies

(a)Principles of consolidation

The consolidated financial statements include the consolidated statements of financial position, statements of operations, comprehensive loss, changes in equity (deficit) and cash flows of the Company and its consolidated subsidiaries. Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. From the date that control ceases, these entities are no longer consolidated.

The Group has included the financial results of Restlet SAS in its consolidated financial statements from the date of acquisition on November 8, 2017, which have not been material to date.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intercompany transactions and balances have been eliminated in the consolidation process.

(b)Business combinations

Business combinations are accounted for using the acquisition method whereby acquired companies are included in the consolidated financial statements from their acquisition date. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair values of the assets transferred to the Company and liabilities assumed by the Company.

If contingent consideration is identified in an acquisition, it is recorded at fair value determined on the acquisition date using a discounted cash flow model. Subsequently, contingent consideration that is classified as equity is not re-measured while other contingent consideration is re-measured to fair value at each reporting period with gains or losses recorded in profit and loss. The Group elects on a transaction-by-transaction basis whether to measure non-controlling interest at its fair value, or at its proportionate share of the recognized amount of the identifiable net assets, at the acquisition date.

Transaction costs, other than those associated with the issue of debt or equity securities, which are incurred by the Group in connection with a business combination are expensed as incurred and recorded in general and administrative expenses.

The Group measures goodwill as the consideration transferred plus the recognized amount of any non-controlling interest in the acquired entity, less the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed, all measured as of the acquisition date. Goodwill is subsequently measured at cost less accumulated impairment losses. If the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred plus the amount of any non-controlling interests in the acquired entity, the excess is recognized in the consolidated statements of operations as a bargain purchase gain.

(c)Foreign currency

Functional and presentation currency

The functional currency for the Company is the Euro; however, these consolidated financial statements are presented in U.S. dollars, which is the Company's presentation currency. The management and shareholders of the Company measure performance on a group level using the U.S. dollar.

The Group determines the functional currency of each subsidiary in accordance with International Accounting Standard ("IAS") 21, The Effects of Changes in Foreign Exchange Rates, based on the currency of the primary economic environment in which each subsidiary operates, and items included in the financial statements of such entity are measured using that functional currency.

Foreign currency transactions

Transactions in foreign currencies are initially recorded by the Group entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate of exchange at the reporting date. Foreign currency differences arising on translation are generally recognized in the consolidated statements of operations.

Long-term monetary assets held by the Company in a foreign subsidiary for which settlement is neither planned nor likely to occur in the foreseeable future are a part of the entity’s net investment in a foreign operation. Accordingly, pursuant to IAS 21, The Effects of Changes in Foreign Exchange Rates, exchange differences on these items are recorded in other comprehensive income until the investment’s disposal or disqualification. Otherwise, exchange differences are recorded in the consolidated statements of operations.

Translation from functional to presentation currency

Assets and liabilities of the Company and its subsidiaries are translated from their functional currency into the U.S. dollar presentation currency at the rate of exchange prevailing at the reporting date and their income statements are translated at average exchange rates as long as they represent a reasonable approximation of the exchange rates at the dates of the relevant transactions. The average rate is determined by taking the average of the month-end closing rates, unless such method results in a material distortion.

The exchange differences arising on translation to the presentation currency for consolidation are recognized in other comprehensive income (loss) and accumulated in the foreign currency translation reserve.

Main exchange rates used for translation

The main exchange rates used for translation (one unit of each foreign currency converted to USD) are summarized in the following table:

	2015		2016		2017
	Closing rate	Average rate	Closing rate	Average rate	Closing rate	Average rate
Euro (€)	1.0859	1.1095	1.0522	1.1068	1.1998	1.1295
Pound Sterling (£)	1.4745	1.5242	1.2330	1.3551	1.3501	1.2883
Japanese Yen	0.0083	0.0083	0.0086	0.0092	0.0089	0.0089
Chinese Yuan Renminbi (RMB)	0.1540	0.1591	0.1440	0.1505	0.1539	0.1480
Swiss Francs (CHF)	0.9975	1.0371	0.9818	1.0152	1.0263	1.0159
Canadian Dollar (CAD)	0.7225	0.7782	0.7438	0.7549	0.7954	0.7711
Australian Dollar (AUD)	0.7285	0.7456	0.7202	0.7437	0.7802	0.7668
Singapore Dollar (SGD)	0.7058	0.7087	0.6909	0.7244	0.7477	0.7244
Swedish Krona (SEK)	—	—	0.1099	0.1140	0.1219	0.1172
Indian Rupee (INR)	—	—	—	—	0.0157	0.0154

(d)Revenue recognition

The Group primarily derives revenue from two sources:

•subscription revenue which is comprised of direct or indirect sales of subscription-based license agreements for Talend technologies; and

•related professional services revenue.

The Group recognizes revenue in line with IAS 18, Revenue, when the amount of revenue can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Group, and the stage of completion of the transaction at the end of the reporting period can be measured reliably.

Subscription revenue

A subscription includes a license to use software, access to technical support and rights to fixes and updates of new versions of the software, on a when-and-if available basis, during the term of the subscription. Subscription revenues are recognized ratably over the contract terms beginning with the commencement date of each subscription agreement, and when all other revenue recognition criteria have been satisfied. Subscription-based arrangements generally have a contractual term of one to three years. For both the twelve-month periods ended December 31, 2016 and 2017, new subscription sales had an average pre-billed duration of 1.3 years.

The Group sells its offerings through two channels: 1) directly to customers, which includes sales by the Group's sales force and 2) indirectly through value added channel partners and resellers. The Group negotiates directly with resellers on contracts to provide its subscriptions as it would with direct customers, and does not have the ability or right to establish pricing between resellers and end users. The Group issues resellers a non-exclusive reseller subscription of its products and resellers function as non-exclusive resellers to market, sell and provide the Group's products and support services to end users. Resellers have discretion with setting the price with the end users and the Group does not bear any of the risks or rewards with regard to the sales made by its resellers to end users. Revenue recognition for indirect customers is the same as for direct customers as the terms of sale are substantially similar.

Additionally, the Group occasionally enters into arrangements to embed a license or generated code into a third party application or service for which the Group receives a royalty. For royalty lump sum arrangements, revenue is recognized over the term of the royalty agreement. For sales based royalty arrangements, revenue is recognized upon receiving proof of sell-through. Royalty revenue is reported under subscription revenues.

Professional services revenue

The Group offers professional services which include consulting and training and associated expenses. Consulting services include implementation support to our customers during subscription setup and consist of time-based arrangements for which the revenue is recognized as the services are rendered. Training revenue results from contracts to provide educational services to customers and partners regarding the use of the Group technologies and is recognized as training is delivered.

Multiple-element arrangements

The Group can enter into transactions that are multiple-element arrangements where a subscription and consulting and training services are sold together. These elements are recognized separately unless the services are deemed essential to the functionality of the other elements in the arrangement (i.e. the software license).

The Group first allocates revenue to consulting and training services based on the relative fair value method and allocates any remaining amount to the subscription using the residual method. The Group is able to determine reliably the fair value of a consulting or training services component based on historical pricing for the component or a similar component that has been sold on a standalone basis. The consideration allocated to each component is recognized as revenue when the revenue recognition criteria have been met for the respective component.

Support is not accounted for separately from the license included in the subscription fee as mentioned above it is not sold separately as the subscriptions sold by the Group include both license and support.

Deferred revenue

Deferred revenue includes future revenue from subscriptions that will be recognized ratably over the remaining term of the contract period, beginning on the commencement date of each contract, and for the undelivered portion of consulting and training services that the customer has prepaid but for which services have not yet been performed.

(e)Financial instruments

(i)Non-derivative financial assets

The Group has the following non-derivative financial assets: deposits, trade receivables and certain other receivables and cash and cash equivalents.

The Group initially recognizes non-derivative financial assets on the date that they are originated.

Loans and receivables

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

A valuation allowance for trade receivables is recognized if the recoverable amount is less than the carrying amount.

Loans and receivables comprise deposits, trade receivables and certain other receivables.

Cash and cash equivalents

Cash and cash equivalents comprised of cash at banks and highly liquid deposits with original maturities of less than three months that are readily convertible into a known amount of cash and are subject to insignificant risk of changes in value. Bank overdrafts that are repayable on demand and form an integral part of the Group's cash management, if any, are included as a component of cash and cash equivalents for the purpose of the statement of cash flows.

(ii)Non-derivative financial liabilities

The Group has the following non-derivative financial liabilities: borrowings and trade and other payables. The Group initially recognizes non-derivative financial liabilities on the date that they are originated. Such financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method.

Advances for research and development projects are obtained by BPI France and are reimbursable should the project be successful (see Note 19). These interest free rate advances are initially accounted for a fair value by discounting future cash flows at a market interest rate. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method.

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in the consolidated statements of operations.

(iii)Classification of financial instruments within the fair value hierarchy

When measuring the fair value of an asset or a liability, the Group uses observable market data to the extent possible. IFRS 13, Fair Value Measurement, requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

•Level 1: quoted prices (unadjusted) in active markets for identical financial assets or liabilities.

•Level 2: inputs other than quoted prices in active markets, that are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•Level 3: inputs that are not based on observable market data.

The fair value measurement level within the fair value hierarchy for a particular asset or liability is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs.

Financial instruments not measured at fair value on the Company's consolidated statement of financial position, but which require disclosure of their fair values include: cash and cash equivalents, trade receivables and certain other receivables, deposits, trade and certain other payables and borrowings.

For cash and cash equivalents, trade receivables and certain other receivables, trade and certain other payables, their fair value is deemed to approximate their carrying amount due to the short term nature of these balances.

For deposits, as they are not significant, the difference between their fair value and their carrying amount is not deemed significant.

For borrowings, their fair value was categorized as Level 2 and was estimated based on a discounted cash flow method using a market interest rate for similar borrowings.

(f)Share capital

Preferred shares

The Company’s preferred shares were classified as equity as they were non-redeemable, convertible into a fixed number of ordinary shares, and any dividends are discretionary. Dividends thereon are recognized as distributions within equity upon approval by the Company’s shareholders.

All preferred shares were converted into ordinary shares upon the closing of the Company’s IPO in August 2016.

Ordinary shares

Ordinary shares are classified as equity.

Equity transaction costs

Incremental and external costs directly attributable to the equity transactions are accounted for as a deduction from equity, net of tax effect, in accordance with paragraphs 35 and 37 of IAS 32, Financial Instruments: Presentation.

(g)Property and equipment

(i)Recognition and measurement

Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses. Historical cost includes expenditures directly attributable to the acquisition of the assets. Purchased software that is an integral part of the functionality of the related equipment is capitalized as part of that equipment.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset.

When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of the property and equipment, and are recognized within the consolidated statements of operations.

(ii)Depreciation

Depreciation is calculated over the depreciable amount, which is the cost of an asset, or other amount substituted for cost, less its residual value.

Depreciation is recognized in the consolidated statements of operations on a straight-line basis over the estimated useful lives of each part of an item of property and equipment, or in the case of leasehold improvements and certain leased equipment, over the lease term if shorter, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for each asset class are as follows:

•leasehold improvements: remainder of lease term

•computer equipment: 3 years

•fixtures and fittings: 3 to 10 years

Depreciation methods, useful lives and residual values are reviewed at each year-end and adjusted if appropriate.

(h)Intangible assets

Intangible assets include acquired customer relationships and acquired developed technology.

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses.

Intangibles acquired through a business combination are recognized separately from goodwill, initially at fair value on the acquisition date. Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets acquired separately.

(i)Customer relationships

Customer relationships generate business revenue that will likely be repeated by the acquired customers. The customer relationships are amortized over the expected useful life of such relationships.

The initial valuation methodology used is the cost approach, which is based on the amount that currently would be required to replace the service capacity of an asset, often referred to as current replacement cost. The value associated with the acquired customers was based on the estimated cost associated with recreating the customer base from the beginning.

(ii)Acquired developed technology

Developed technology includes a web application programming interface platform using proprietary software. The initial valuation methodology used is the cost approach, which is based on the amount that currently would be required to replace the service capacity of an asset, often referred to as current replacement cost. The value associated with the acquired developed technology was based on the estimated cost associated with recreating the developed technology from the beginning.

Amounts related to in-process research and development are also on the balance sheet.

(iii)Amortization

The useful lives of intangible assets are assessed to be either finite or indefinite.

All of our intangible assets have finite useful lives and amortization is recognized in the consolidated statements of operations on a straight-line basis over the estimated useful lives of intangible assets, from the date that they are available for use, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of operations in the expense category, consistent with the function of the intangible asset.

The estimated useful lives for each intangible asset class are as follows:

Customer relationships	1	year
Acquired developed technology	5	years

Amortization methods, useful lives and residual values are reviewed at each year end and adjusted if appropriate.

(i)Impairment

Financial assets

A financial asset not carried at fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset's original effective interest rate. Losses are recognized in the consolidated statements of operations and reflected in an allowance account against receivables. Interest on the impaired asset continues to be recognized through the unwinding of the discount. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through the consolidated statements of operations.

Non-financial assets

Goodwill, intangible assets and property and equipment are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset's recoverable amount is estimated. For intangible assets that have indefinite useful lives or that are not yet available for use, the recoverable amount is estimated at each year end. Goodwill is tested for impairment at each year end during the fourth quarter and when circumstances indicate that the carrying value may be impaired.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the "cash-generating unit, or CGU"). For the purposes of goodwill impairment testing, goodwill acquired in a business combination is allocated to the CGUs or the group of CGUs that is expected to benefit from the synergies of the combination. This allocation is subject to an operating segment ceiling test and reflects the lowest level at which that goodwill is monitored for internal reporting purposes.

An operating segment is defined as a component of an entity for which discrete financial information is available and whose operating results are regularly reviewed by the chief operating decision maker. The Group's chief operating decision maker is the Group's chief executive officer, who reviews operating results to make decisions about allocating resources and assessing performance based on consolidated financial information. The Group's chief decision maker reviews operating results at an entity-wide level and accordingly the Group has determined it operates as one operating segment with a single CGU.

When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized in the consolidated statements of operations. Impairment losses are allocated first to reduce the carrying amount of any goodwill and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis. Impairment losses relating to goodwill cannot be reversed in future periods.

The recoverable amount of a CGU is the greater of its value in use and its fair value less costs of disposal. In determining fair value less costs of disposal, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used. In assessing value in use, the estimated future cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The recoverable amount of the CGU as at December 31, 2016 and 2017 was estimated based on the market capitalization of the Company, which is significantly higher than the carrying amount.

(j)Employee benefits

(i)Defined contribution plan

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in the consolidated statements of operations in the periods during which services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that are due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.

The Group's obligations under these plans are recorded in "Trade and other payables". Material defined contribution plans are operated in the following countries: France, the United States, the United Kingdom and Germany.

(ii)Defined benefit plan

A defined benefit plan is a post-employment benefit plan. The Group's net obligation in respect of defined benefit plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value and recorded in "Provisions".

(iii)Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under short-term cash bonus plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(iv)Share-based payments

Employees, executives and board members of the Group receive remuneration in the form of share-based payments, whereby they render services as consideration for equity instruments which are considered equity-settled transactions. The cost of equity-settled transactions are recognized, together with a corresponding increase in equity, by reference to the fair value determined at the grant date of the share-based awards, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the beneficiary becomes fully entitled to the award (the "vesting date"). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has lapsed and the Group's best estimate of the number of equity instruments that will ultimately vest. Share-based awards are expensed based on a graded vesting method, over the vesting period as the awards vest in tranches over the vesting period.

Determining the fair value of the share-based awards at the grant date requires judgment. The Company calculated the fair value of each option award on the grant date using a Black-Scholes option pricing model. The Black-Scholes model requires the estimation of a number of variables, including, the expected volatility, expected term, risk-free interest rate and dividend yield.

The estimation of share awards that will ultimately vest requires judgment, especially awards with non-market performance conditions, and to the extent actual results or updated estimates differ from current estimates, such amounts will be recorded as a cumulative adjustment in the period the estimates are revised. Actual results, and future changes in estimates, may differ substantially from current estimates.

If an equity-settled award is cancelled, as a result of forfeiture when the vesting conditions are not satisfied, it is treated as if it had been forfeited on the date of cancellation, and any expense previously recognized for unvested shares is immediately reversed.

(k)Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as a finance cost.

(l)Government grants and other government assistance

Government grants are recognized initially as deferred income at fair value when there is reasonable assurance that they will be received and the Group will comply with the conditions associated with the grant. Grants that compensate the Group for expenses incurred are recognized in the consolidated statements of operations as a reduction of research and development expense on a systematic basis in the same periods in which the expenses are recognized. Grants that compensate the Group for the cost of an asset are recognized in the consolidated statements of operations on a systematic basis over the useful life of the asset.

The Research Tax Credit (Crédit d'Impôt Recherche, or "CIR") is a French tax incentive to stimulate research and development conducted in France. Entities that demonstrate that their research expenditures meet the required CIR criteria are able to offset the income tax to be paid. If taxes due are not sufficient to cover the full amount of tax credit at the end of the three year period, the difference is repaid in cash to the entity by the authorities. The CIR is calculated based on the claimed volume of eligible research and development expenditures. The CIR is accounted for as a government grant per IAS 20 and as a result, is deducted from research and development expenses in the consolidated statements of operations.

(m)Finance income and finance costs

Finance income and finance costs mainly include:

•interest income recognized in the consolidated statements of operations, using the effective interest method;

•Interest expense on borrowings that are recognized in the consolidated statements of operations, using the effective interest method; and

•net foreign exchange gains and losses.

(n)Income tax

Income tax expense comprises current income tax payable and deferred tax. Current tax and deferred tax are recognized in the consolidated statements of operations except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

Current tax assets and liabilities for the current and prior periods are comprised of amounts expected to be recovered from or paid to taxation authorities. The calculation of current tax is based on tax rates and tax laws enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets, related to unused tax losses, tax credits and deductible temporary differences, are generally recognized to the extent that it is probable that taxable profits will be available against which those unused tax losses, tax credits and deductible temporary differences can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different taxable entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

(o)Research and development expenses

Research and development expenses include all direct costs, primarily headcount costs for Group personnel and outside consultants, related to the development of new software products and significant updates and enhancements to existing software products. Research costs are expensed as incurred.

Amortization expense of acquired developed technology is also included in research and development expense.

Costs incurred from development of computer software are capitalized only when all the following criteria are met:

•technical feasibility necessary for the completion of the development project;

•intention to complete the project and use or sell it;

•ability to use or sell the intangible asset;

•future economic benefits are probable;

•technical and financial resources are available to complete the project; and

•expenditures attributable to the project can be measured reliably.

The Group has assessed the conditions for recognition of an internally generated asset from software development activities and concluded that up to now all criteria were not fulfilled; therefore, no research and development costs have been capitalized.

(p)Off-balance sheet arrangements

The company has no off balance sheet arrangements other than those disclosed as operating leases in Note 20, "Commitments and Contingencies".